SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Depreciation and Amortization (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 3,564,356	$ 1,990,676
Depreciation – right-of-use assets	2,510,723	1,551,834
Amortization – intangible assets	2,012,235	1,371,147
Depreciation and amortization	$ 8,087,314	$ 4,913,657